Significant events - Merger of Santander Vivienda, S.A. de C.V. (Details) - Santander Vivienda, S.A. de C.V. $ in Millions	1 Months Ended
Sep. 30, 2020 MXN ($)
Merger
Assets	$ 63,703
Liabilities	$ 54,925